COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	18. COMMITMENTS AND CONTINGENCIES Commitments The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of June 30, 2024.